Business segment information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenue	$ 695,137	$ 641,610	$ 1,369,989	$ 1,261,735
Ireland
Segment Reporting Information [Line Items]
Revenue	310,477	260,120	608,960	495,230
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	94,192	96,692	184,637	191,732
U.S.
Segment Reporting Information [Line Items]
Revenue	222,312	221,201	440,852	446,871
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 68,156	$ 63,597	$ 135,540	$ 127,902